Revenue - Impact of new revenue guidance on statement of operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	$ 2,401.9	$ 2,076.0	$ 1,974.3	$ 1,767.7	$ 2,052.7	$ 1,709.3	$ 1,700.6	$ 1,461.3	$ 8,219.9	$ 6,923.9	$ 6,215.7
Cost of services									6,642.4	5,639.8	5,067.8
Total costs and expenses									8,207.3	7,095.0	6,511.1
Operating income	43.2	20.6	30.6	(81.9)	37.2	(54.5)	(35.6)	(118.2)	12.6	(171.1)	(295.4)
Loss before income taxes									(210.8)	(341.8)	(458.9)
Benefit for income taxes									(25.0)	(120.5)	(24.3)
Net loss									(185.8)	(221.3)	(434.2)
Net loss	$ (18.0)	$ (41.4)	$ (33.5)	$ (92.9)	$ 22.2	$ (78.6)	$ (47.0)	$ (117.9)	(185.8)	$ (221.3)	$ (434.6)
Balance Without Adoption of Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									7,787.1
Cost of services									6,220.6
Total costs and expenses									7,785.5
Operating income									1.6
Loss before income taxes									(221.8)
Benefit for income taxes									(29.6)
Net loss									(192.2)
Adoption Impact
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Loss before income taxes									11.0
Net loss									6.4
Accounting Standards Update 2014-09 | Adoption Impact
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue									432.8
Cost of services									421.8
Total costs and expenses									421.8
Operating income									11.0
Benefit for income taxes									$ 4.6